Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Voyage and vessel expenses	$ 98,135	$ 69,544
Interest	47,731	42,028
Payroll and benefits and other	41,275	137,659
Deferred revenues and gains - current	30,108	33,121
In-process revenue contracts - current	5,930	13,880
Accrued liabilities and other	$ 223,179	$ 296,232